Segment Information - Schedule of Information by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, net
- Interest income	$ 60,282	$ 41,472	$ 123,468	$ 117,805	$ 157,190	$ 176,175
- Non-interest income	5,379,644	13,165,029	17,893,510	41,533,309	54,031,997	30,904,052
Total revenue, net	5,439,926	13,206,501	18,016,978	41,651,114
Commission expense	1,934,131	8,915,811	7,696,943	28,195,740	37,287,519	18,823,458
Depreciation	22,941	22,821	68,705	238,315
Income (loss) from operations	(10,182,992)	(11,342,515)	(25,783,493)	(36,319,457)
Investment income (loss), net	404	(792,907)	(36,900)	488,589	(6,878,869)	(8,937,431)
Total assets	96,421,493	82,581,149	96,421,493	82,581,149
Distribution Business [Member]
Revenue, net
- Interest income
- Non-interest income	4,701,151	11,875,830	15,211,065	37,569,257	48,886,928	24,610,309
Total revenue, net	4,701,151	11,875,830	15,211,065	37,569,257
Commission expense	1,843,490	8,592,596	7,124,313	27,133,073	35,884,443	16,839,870
Depreciation	266	261	789	783
Income (loss) from operations	1,528,282	1,890,079	3,330,885	5,077,269
Investment income (loss), net
Total assets	13,923,909	16,283,632	13,923,909	16,283,632	16,301,055	3,556,198
Platform Business [Member]
Revenue, net
- Interest income	60,282	41,472	123,468	117,805
- Non-interest income	678,493	1,289,199	2,682,445	3,964,052	5,145,069	6,293,743
Total revenue, net	738,775	1,330,671	2,805,913	4,081,857
Commission expense	90,641	323,215	572,630	1,062,667	1,403,076	1,983,588
Depreciation	15,444	15,439	46,254	216,953
Income (loss) from operations	(7,275,168)	(5,666,668)	(12,375,689)	(10,068,524)
Investment income (loss), net
Total assets	54,396,750	33,054,207	54,396,750	33,054,207	23,546,029	59,001,756
Fintech Business [Member]
Revenue, net
- Interest income
- Non-interest income						4,896
Total revenue, net
Commission expense
Depreciation	7,231	7,121	21,662	20,579
Income (loss) from operations	(4,436,106)	(7,565,926)	(16,738,689)	(31,328,202)
Investment income (loss), net	404	(792,907)	(36,900)	488,589	(6,878,869)	(8,937,431)
Total assets	27,575,737	32,722,269	27,575,737	32,722,269	26,219,352	38,140,822
Healthcare Business [Member]
Revenue, net
- Interest income
- Non-interest income
Total revenue, net
Commission expense
Depreciation
Income (loss) from operations
Investment income (loss), net
Total assets	$ 525,097	$ 521,041	$ 525,097	$ 521,041	$ 522,531	$ 522,557